Time Charters Acquired (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Time Charters Acquired [Abstract]
July 1, 2012 to June 30, 2013	$ 3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$ 12,858	$ 14,633